Net Loss Per Share - Schedule of antidilutive securities excluded from computation of diluted EPS (Details) - $ / shares			12 Months Ended
	Jul. 02, 2021	Jul. 01, 2021	Dec. 31, 2021
Securities excluded from computation of diluted weighted average common shares (in shares)			20,053,000
Public Warrants
Securities excluded from computation of diluted weighted average common shares (in shares)			14,949,000
Private Placement Warrants [Member]
Securities excluded from computation of diluted weighted average common shares (in shares)			3,149,000
Restricted stock units
Securities excluded from computation of diluted weighted average common shares (in shares)			1,955,000
$15.00 Triggering Event [Member]
Earnout triggering share price	$ 15.00	$ 15.00	$ 15.00
$15.00 Triggering Event [Member] | Earnout Shares
Securities excluded from computation of diluted weighted average common shares (in shares)			718,750